Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU	€ 7,475	€ 8,815	[1]	€ 11,018
Non-controlling interests and share options not yet exercised	203	243
CSM after tax	6,403	7,227
Adjusted valuation equity	14,080	16,285
Other equity instruments	1,951	1,943	[1]	2,363
Subordinated borrowings	2,244	2,295	[1]	2,194
Trust pass-through securities	111	118	[1]	€ 126
Currency revaluation other equity instruments	50	66
Hybrid leverage	4,282	4,356
Senior debt	782	1,265
Senior leverage	782	1,265
Total gross financial leverage	5,064	5,621
Total capitalization	€ 19,144	€ 21,906
Gross financial leverage ratio	26.50%	25.70%
Fixed Charge Coverage	6.5	8.7
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 500	€ 500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	923	923
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	454	454
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	€ 2,244	€ 2,295

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.